Inventories - Schedule of Inventories (Details) - AUD ($)	Dec. 31, 2025	Jun. 30, 2025
Schedule of Inventories [Abstract]
Raw materials	$ 4,607,250	$ 5,392,688
Finished Goods	271,027	310,336
Consumables	400,401	194,627
Total inventories	$ 5,278,678	$ 5,897,651